UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz            New York, New York      August 14, 2008
-----------------------------      -------------------     ----------------
[Signature]                        [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          23
                                               -------------

Form 13F Information Table Value Total:         $153,300
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              13F File Number                  Name

NONE



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                                                     Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CENTENNIAL COMMUNCTNS CORP N     CL A NEW        15133V208   8,462  1,210,650 SH        SOLE            1,210,650
CHINA DIGITAL TV HLDG CO LTD     SPONSORED ADR   16938G107   3,264    234,685 SH        SOLE              234,685
CITADEL BROADCASTING CORP        COM             17285T106   2,040  1,671,905 SH        SOLE            1,671,905
DG FASTCHANNEL INC               COM             23326R109   9,851    571,070 SH        SOLE              571,070
EARTHLINK INC                    COM             270321102   9,946  1,149,800 SH        SOLE            1,149,800
EHEALTH INC                      COM             28238P109   7,018    397,400 SH        SOLE              397,400
ELECTRONIC ARTS INC              COM             285512109   9,108    205,000 SH        SOLE              205,000
ELECTRONIC ARTS INC              PUT             285512959   6,665    150,000 SH PUT    SOLE              150,000
EQUINIX INC                      PUT             29444U952  11,153    125,000 SH PUT    SOLE              125,000
EQUINIX INC                      COM NEW         29444U502   9,806    109,906 SH        SOLE              109,906
KNOLOGY INC                      COM             499183804   1,369    124,600 SH        SOLE              124,600
LIBERTY MEDIA CORP NEW           ENT COM SER A   53071M500   8,983    370,735 SH        SOLE              370,735
MEDIACOM COMMUNICATIONS CORP     CL A            58446K105   7,737  1,448,900 SH        SOLE            1,448,900
METROPCS COMMUNICATIONS INC      COM             591708102   7,615    430,000 SH        SOLE              430,000
METROPCS COMMUNICATIONS INC      PUT             591708952   7,084    400,000 SH PUT    SOLE              400,000
NEUTRAL TANDEM INC               COM             64128B108  10,058    574,748 SH        SOLE              574,748
RADIO ONE INC                    CL D NON VTG    75040P405   3,432  2,660,363 SH        SOLE            2,660,363
SPRINT NEXTEL CORP               CALL            852061900   7,743    815,000 SH CALL   SOLE              815,000
SWITCH & DATA FACILITIES COM     COM             871043105   5,290    311,381 SH        SOLE              311,381
UNITED ONLINE INC                COM             911268100   2,211    220,401 SH        SOLE              220,401
XM SATELLITE RADIO HLDGS INC     CL A            983759101   5,057    645,000 SH        SOLE              645,000
XM SATELLITE RADIO HLDGS INC     PUT             983759951   3,136    400,000 SH PUT    SOLE              400,000
XM SATELLITE RADIO HLDGS INC     PUT             983759951   6,272    800,000 SH PUT    SOLE              800,000

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